Organization, Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Note 1. Nature of Business
Innventure LLC (together with its subsidiaries, the “Company” or “Innventure”) is an origination platform company with its headquarters in Orlando, Florida. Its principal operation is to partner with large multinational companies and acquire new intellectual property and patents through newly created entities where Innventure LLC supports the initial funding, sometimes through direct contributions, and manages the new independent company through its initial scaling with the goal of building disruptive companies that have the ability to significantly change the way businesses, industries, markets, and / or consumers operate.
On October 24, 2023, Learn CW Investment Corporation (“Learn CW”) entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among Learn CW, Learn SPAC HoldCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of Learn CW (“Holdco”), LCW Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“LCW Merger Sub”), and Innventure Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Holdco (“Innventure Merger Sub”) and the Company.
Pursuant to the Business Combination Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination” and, together with the other transactions contemplated thereby, the “Transactions”), pursuant to which, among other things, (i) LCW Merger Sub will merge with and into Learn CW (the “LCW Merger”), with Learn CW being the surviving company, and (ii) Innventure Merger Sub will merge with and into the Company (the “Innventure Merger” and together with the LCW Merger, the “Mergers”), with the Company being the surviving company. Following the Mergers, each of the Company and Learn CW will be a subsidiary of Holdco, and Holdco will become a publicly traded company. At the closing of the Transactions, Holdco is expected to change its name to Innventure, Inc, and its common stock, par value $0.0001, is expected to list on NYSE American.
The Business Combination is expected to be consummated after the required approval by the shareholders of Learn CW and the satisfaction of certain other conditions.
Note 1. Nature of Business
Innventure LLC (together with its subsidiaries, the “Company” or “Innventure”) founds, funds, and operates companies with a focus on transformative, sustainable technology solutions acquired or licensed from Multinational Corporations (“MNCs”). As owner-operators, Innventure takes what it believes to be breakthrough technologies from early evaluation to scaled commercialization utilizing an approach designed to help mitigate risk as it builds disruptive companies that it believes have the potential to achieve a target enterprise value of at least $1 billion. Innventure defines “disruptive” as innovations that have the ability to significantly change the way businesses, industries, markets and/or consumers operate. Innventure’s headquarters is located in Orlando, Florida.
On October 24, 2023, Innventure and Learn CW Investment Corporation ("Learn CW") entered into a business combination agreement (as it may be amended and supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), with Learn SPAC HoldCo, Inc., a Delaware corporation and direct, wholly-owned subsidiary of Learn CW (“Holdco”), LCW Merger Sub, Inc., a Delaware corporation and direct, wholly-owned subsidiary of Holdco (“LCW Merger Sub”) and Innventure Merger Sub, LLC, a Delaware limited liability company and direct, wholly-owned subsidiary of Holdco (“Innventure Merger Sub” and, together with LCW Merger Sub, the “Merger Subs”).
Pursuant to the Business Combination Agreement, the parties thereto will enter into a business combination, pursuant to which, among other things, (i) LCW Merger Sub will merge with and into Learn CW, with Learn CW as the surviving company of the LCW Merger, and (ii) Innventure Merger Sub will merge with and into Innventure, with Innventure as the surviving entity of the Innventure Merger. Following these mergers, each of Learn CW and Innventure will be a subsidiary of Holdco, and Holdco will become a publicly traded company (together, the "Business Combination"). At closing of the Business Combination, Holdco will change its name to Innventure, Inc.
Further details about the Business Combination may be found in filings made by Holdco and Learn CW with the Securities and Exchange Commission, specifically, registration statements on Form S-4 filed by Holdco. The Business Combination is expected to be consummated after the required approval by the shareholders of Learn CW and the satisfaction of certain other conditions.